Document and Entity Information	6 Months Ended
Jan. 31, 2021
Cover [Abstract]
Entity Registrant Name	BriaCell Therapeutics Corp.
Entity Central Index Key	0001610820
Document Type	F-1
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false